OPERATING LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES
Operating lease costs	$ 1,546	$ 1,779	$ 1,614
Short term lease costs	32	114	390
Cash paid amounts included in measurement of operating lease liabilities	$ 1,522	$ 1,787	$ 1,570
Weighted average remaining lease term	2 years 10 months 13 days
Weighted average discount rate	4.50%